Note 8 - Asset Retirement Obligations (Details) - Reconciliation of Asset Retirement Obligations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Asset Retirement Obligations [Abstract]
Asset retirement obligations, start of year	$ 877	$ 838
Additions to asset retirement obligation	37	1
Accretion of discount	45	38
Asset retirement obligations, end of year	$ 959	$ 877